Liabilities to credit institutions	6 Months Ended
Jun. 30, 2024
Borrowing costs [abstract]
Liabilities to credit institutions
Note 14 - Liabilities to credit institutions
The carrying amount of Polestar Group’s liabilities to credit institutions as of June 30, 2024 and December 31, 2023 are as follows:

Liabilities to credit institutions	As of June 30, 2024	As of December 31, 2023
Current
Working capital loans from banks	1,438,390	1,923,755
Floorplan facilities	84,445	87,039
Sale-leaseback facilities	13,984	12,788
Total	$1,536,819	$2,023,582
Non Current
Syndicated loan from banks	947,289	—
Total	$947,289	$—

Total liabilities to credit institutions	$2,484,108	$2,023,582
The Group has the following current working capital loans outstanding as of June 30, 2024:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
USD	August 2023 - August 2024	Unsecured[1]	3 month SOFR[2] plus 2.3% settled quarterly	402,000	402,000
USD	August 2023 - August 2024	Secured[3]	12 month SOFR[2] plus 0.9%, settled quarterly	320,000	320,000
USD	August 2023 - August 2024	Unsecured[1]	12 month SOFR[2] plus 1.1%, settled quarterly	82,000	82,000
CNY	September 2023 - September 2024	Unsecured[1]	12 month LPR[4] plus 0.25%, settled quarterly	500,000	68,830
USD	September 2023 - September 2024	Unsecured[1]	12 month SOFR[2] plus 0.65%, settled quarterly	118,000	118,000
USD	September 2023 - September 2024	Secured[3]	12 month SOFR[2] plus 1.11% settled semi-annual	100,000	100,000
CNY	October 2023 - October 2024	Unsecured[1]	12 month LPR[4] plus 0.15% settled quarterly	200,000	27,532
CNY	December 2023 - December 2024	Unsecured[1]	12 month LPR[4] plus 1.05% settled quarterly	92,000	12,665
USD	December 2023 - December 2024	Secured[3]	12 month SOFR[2] plus 1.7%, settled semi-annual	133,000	133,000
EUR	February 2024 - February 2025	Secured[5]	3 month EURIBOR[6] plus 2.3% and an arrangement fee of 0.15%, settled quarterly	38,290	40,971
CNY	March 2024 - March 2025	Unsecured[1]	12 month LPR[4] plus 1.05% settled quarterly	177,000	24,366
CNY	April 2024 - April 2025	Unsecured[7]	12 month LPR[4] plus 0.35% settled quarterly	473,000	65,113
CNY	May 2024 - May 2025	Unsecured[7]	12 month LPR[4] plus 0.35% settled quarterly	88,000	12,114
CNY	June 2024 - June 2025	Unsecured[1]	12 month LPR[4] plus 0.85% settled quarterly	231,000	31,799
Total					$1,438,390
1 - Letters of keep well from both Volvo Cars and Geely.
2 - Secured Overnight Financing Rate ("SOFR").
3 - Secured by Geely.
4 - People’s Bank of China (“PBOC”) Loan Prime Rate (“LPR").
5 - New vehicle inventory purchased via this facility is pledged as security until repaid. This facility has a repayment period of 90 days and includes a covenant tied to the Group’s financial performance.
6 - Euro Interbank Offered Rate (“EURIBOR”).
7 - Letter of comfort from Geely.
The Group's loan denominated in EUR which has a term of February 2024-February 2025 is subject to covenant requirements, including but not limited to minimum quarterly cash levels of €400,000. As of June 30, 2024, Polestar is not at risk of breaching this covenant.
The Group has the following non-current syndicated loan from banks outstanding as of June 30, 2024:

Currency	Term	Security	Interest	Nominal amount in respective currency (thousands)	Amount in USD (thousands)
USD	February 2024 - February 2027	Unsecured[1,2]	3 month Term SOFR[3] plus 3.35%	583,489	583,489
EUR	February 2024 - February 2027	Unsecured[1,2]	3 month EURIBOR[4] plus 2.85%	340,000	363,800
Total					$947,289
1 - Letter of keep well from Geely and letters of comfort from Volvo Cars and PSD.
2 - The loans are secured by interest reserve accounts pledges with an aggregate of three months interest deposited. The Group had a restricted cash balance of $21,490 as of June 30, 2024.
3 - Term Secured Overnight Financing Rate ("Term SOFR").
4 - Euro Interbank Offered Rate (“EURIBOR”).
The syndicated loan is subject to covenant requirements, including but not limited to a minimum annual revenue of $5,359,900 for 2024, minimum quarterly cash levels of €400,000, and maximum quarterly financial indebtedness of $5,500,000. As of the issuance date of these Unaudited Condensed Consolidated Financial Statements, Polestar is at risk of breaching certain of these covenants, which could lead to the banks calling on the debt immediately if the breach occurs. In the event the debt is called upon immediately, the entirety of the debt will become current. Discussions have been initiated with certain of the lending banks to seek a waiver of those covenant requirements in a timely fashion.
Floorplan facilities
In the ordinary course of business, Polestar, on a market-by-market basis, enters into multiple low-value credit facilities with various financial service providers to fund operations related to vehicle sales. These facilities provide access to credit with the option to renew as mutually determined by Polestar Group and the financial service provider. The facilities are partially secured by the underlying assets on a market-by-market basis. As of June 30, 2024 and December 31, 2023, the aggregate amount outstanding under these arrangements was $133,785 and $122,786, respectively.
The Group maintains one such facility with the related party Volvo Cars that is presented separately in Interest-bearing current liabilities - related parties within the Unaudited Condensed Consolidated Statement of Financial Position. Of the amounts above, the aggregate amount outstanding as of June 30, 2024 and December 31, 2023 due to related parties amounted to $49,340 and 35,747, respectively. Refer to Note 15 - Related party transactions for further details.
Sale-leaseback facilities
Polestar has also entered into contracts to sell vehicles and then lease such vehicles back for a period of up to twelve months. At the end of the leaseback period, Polestar is obligated to re-purchase the vehicles. Accordingly, the consideration received for these transactions was recorded as a financing transaction. As of June 30, 2024 and December 31, 2023, the aggregate amount outstanding under these arrangements were $13,984 and $12,788, respectively.
Since the contracts identified above are short term with a duration of twelve months or less, the carrying amount of the contracts is deemed to be a reasonable approximation of their fair value. The Group’s risk management policies related to debt instruments are further detailed in Note 3 - Financial risk management of the Consolidated Financial Statements, as of December 31, 2023 and 2022, and for the three years ended December 31, 2023 that were included in the Form 20-F filed with the SEC on August 14, 2024. There are no changes in terms of risk management policies for the periods presented in these Unaudited Condensed Consolidated Financial Statements.